Supplemental Guarantor Financial Information - Schedule of Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Profit	$ 9,183	$ 2,769	$ 9,867
Depreciation, amortization and impairment	4,276	3,477	3,153
Income tax expense	1,920	1,613	2,594
Cash flow from operating activities before changes in working capital and use of provisions	21,667	16,341	16,726
Cash generated from operations	21,270	16,044	18,063
Interest paid, net	(4,652)	(3,279)	(1,943)
Dividends received	142	43	22
Income tax paid	(2,141)	(3,256)	(2,355)
CASH FLOW FROM OPERATING ACTIVITIES	15,430	10,110	14,121
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	617	211	412
Taxes on SAB transaction-related divestitures	(3,449)
Net of tax proceeds from the sale of assets held for sale	16	146	397
Net proceeds from sale/(acquisition) of investment in short-term debt securities	4,337	(5,583)	169
Net proceeds from sale/(acquisition) of other assets	(280)	(27)	(195)
CASH FLOW FROM INVESTING ACTIVITIES	7,854	(60,077)	(4,930)
FINANCING ACTIVITIES
Proceeds from borrowings	13,352	86,292	16,237
Payments on borrowings	(23,333)	(23,617)	(15,780)
Cash net finance (cost)/income other than interests	6,507	8,564	1,453
Dividends paid	(9,275)	(8,450)	(7,966)
CASH FLOW FROM FINANCING ACTIVITIES	(21,004)	50,731	(9,281)
Net increase/(decrease) in cash and cash equivalents	2,280	764	(90)
Cash and cash equivalents less bank overdrafts at beginning of year	8,395	6,910	8,316
Effect of exchange rate fluctuations	(319)	721	(1,316)
Cash and cash equivalents less bank overdrafts at end of period	10,356	8,395	6,910
Anheuser- Busch InBev SA/NV [member]
OPERATING ACTIVITIES
Profit	7,996	1,241	8,273
Depreciation, amortization and impairment	128	96	73
Net finance cost	819	1,599	565
Income tax expense	16		101
Investment income	(8,296)	(2,599)	(8,711)
Other items	126	56	57
Cash flow from operating activities before changes in working capital and use of provisions	789	393	359
Working capital and provisions	(283)	(121)	(215)
Cash generated from operations	506	272	144
Interest paid, net	(860)	(1,543)	(442)
Dividends received	2	9,256	2,607
Income tax paid	(16)		(9)
CASH FLOW FROM OPERATING ACTIVITIES	(368)	7,985	2,300
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(126)	(369)	(105)
Net proceeds from sale/(acquisition) of investment in short-term debt securities	4,177	(5,500)
Net proceeds from sale/(acquisition) of other assets	535
Net repayments/(payments) of loans granted	(7,949)	(11,753)	(13,496)
CASH FLOW FROM INVESTING ACTIVITIES	(3,363)	(75,334)	(13,601)
FINANCING ACTIVITIES
Intra-group capital reimbursements	18,594	(79)	156
Proceeds from borrowings	24,604	81,137	19,965
Payments on borrowings	(20,574)	(13,370)	(3,553)
Cash net finance (cost)/income other than interests	(463)	(628)
Other financing activities			159
Share buy back			(1,000)
Dividends paid	(7,992)	(7,134)	(6,586)
CASH FLOW FROM FINANCING ACTIVITIES	14,169	59,926	9,141
Net increase/(decrease) in cash and cash equivalents	10,438	(7,423)	(2,160)
Cash and cash equivalents less bank overdrafts at beginning of year	(10,244)	(1,832)	502
Effect of exchange rate fluctuations	(268)	(989)	(174)
Cash and cash equivalents less bank overdrafts at end of period	(74)	(10,244)	(1,832)
Anheuser- Busch InBev SA/NV [member] | SAB [member]
INVESTING ACTIVITIES
Acquisition and sale of subsidiaries, net of cash acquired/disposed of		(57,712)
Anheuser Busch InBev Worldwide Inc. [member]
OPERATING ACTIVITIES
Profit	2,337	1,510	943
Net finance cost	3,064	1,284	1,791
Income tax expense	(614)	(280)	(659)
Investment income	(3,721)	(1,958)	(1,374)
Other items		(1)
Cash flow from operating activities before changes in working capital and use of provisions	1,067	555	701
Working capital and provisions	869	541	550
Cash generated from operations	1,936	1,096	1,251
Interest paid, net	(3,156)	(1,153)	(1,845)
Dividends received			1,891
CASH FLOW FROM OPERATING ACTIVITIES	(1,220)	(57)	1,297
INVESTING ACTIVITIES
Acquisition and sale of subsidiaries, net of cash acquired/disposed of			(2)
Net repayments/(payments) of loans granted	4,996	(900)	508
CASH FLOW FROM INVESTING ACTIVITIES	4,996	(900)	506
FINANCING ACTIVITIES
Proceeds from borrowings	2,262	4,486	24,078
Payments on borrowings	(5,876)	(4,049)	(24,869)
Cash net finance (cost)/income other than interests		(64)
Other financing activities			(33)
Dividends paid	(75)
CASH FLOW FROM FINANCING ACTIVITIES	(3,689)	373	(824)
Net increase/(decrease) in cash and cash equivalents	87	(584)	979
Cash and cash equivalents less bank overdrafts at beginning of year	155	739	(240)
Cash and cash equivalents less bank overdrafts at end of period	242	155	739
Anheuser Busch InBev Finance Inc. [member]
OPERATING ACTIVITIES
Profit	9	38	5
Net finance cost	(26)	(36)	(41)
Income tax expense	17	(2)	36
Cash flow from operating activities before changes in working capital and use of provisions	(1)
Working capital and provisions	(4)	4	(2)
Cash generated from operations	(5)	4	(2)
Interest paid, net	79	59	48
Income tax paid	(16)
CASH FLOW FROM OPERATING ACTIVITIES	58	63	46
INVESTING ACTIVITIES
Net repayments/(payments) of loans granted	332	(46,052)	(565)
CASH FLOW FROM INVESTING ACTIVITIES	332	(46,052)	(565)
FINANCING ACTIVITIES
Intra-group capital reimbursements			22
Proceeds from borrowings	1,470	47,051	565
Payments on borrowings	(1,306)	(2,200)	(3)
Cash net finance (cost)/income other than interests		(5)
Other financing activities			(1)
CASH FLOW FROM FINANCING ACTIVITIES	164	44,846	583
Net increase/(decrease) in cash and cash equivalents	554	(1,143)	64
Cash and cash equivalents less bank overdrafts at beginning of year	(617)	525	460
Effect of exchange rate fluctuations	72		1
Cash and cash equivalents less bank overdrafts at end of period	9	(617)	525
Subsidiary Guarantors [member]
OPERATING ACTIVITIES
Profit	12,390	(633)	5,483
Depreciation, amortization and impairment	771	748	727
Net finance cost	(4,160)	3,805	311
Income tax expense	(1,329)	1,358	1,068
Investment income	(4,167)	(1,322)	(3,484)
Other items	(7)	231	85
Cash flow from operating activities before changes in working capital and use of provisions	3,499	4,187	4,190
Working capital and provisions	(1,210)	(650)	(630)
Cash generated from operations	2,289	3,537	3,560
Interest paid, net	351	999	1,820
Dividends received	78	4	19
Income tax paid	285	(511)	(846)
CASH FLOW FROM OPERATING ACTIVITIES	3,003	4,029	4,553
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	18	25
Sale of subsidiaries, net of cash disposed of	42	13
Taxes on SAB transaction-related divestitures	(3,449)
Acquisition and sale of subsidiaries, net of cash acquired/disposed of	(306)		(312)
Acquisition of property, plant and equipment and of intangible assets	(534)	(650)	(646)
Net of tax proceeds from the sale of assets held for sale			244
Net proceeds from sale/(acquisition) of other assets	(69)	(31)	44
Net repayments/(payments) of loans granted	4,607	(229)	598
CASH FLOW FROM INVESTING ACTIVITIES	308	(9,524)	72
FINANCING ACTIVITIES
Intra-group capital reimbursements	(21,152)	(2,115)	3,294
Proceeds from borrowings	16,197	32,887	6,933
Payments on borrowings	(19,354)	(1,372)	(3,845)
Cash net finance (cost)/income other than interests	1,977	(3,157)
Other financing activities			(2,353)
Dividends paid			(3,370)
CASH FLOW FROM FINANCING ACTIVITIES	(22,332)	26,243	659
Net increase/(decrease) in cash and cash equivalents	(19,021)	20,748	5,140
Cash and cash equivalents less bank overdrafts at beginning of year	19,840	(1,100)	(5,789)
Effect of exchange rate fluctuations	1,611	194	(451)
Cash and cash equivalents less bank overdrafts at end of period	2,430	19,840	(1,100)
Subsidiary Guarantors [member] | SAB [member]
INVESTING ACTIVITIES
Acquisition and sale of subsidiaries, net of cash acquired/disposed of		(8,652)
Non-Guarantors [member]
OPERATING ACTIVITIES
Profit	8,838	7,961	10,142
Depreciation, amortization and impairment	3,377	2,633	2,352
Net finance cost	6,810	1,912	(1,173)
Income tax expense	3,830	537	2,048
Investment income	(6,203)	(1,469)	(1,410)
Other items	(338)	(368)	(483)
Cash flow from operating activities before changes in working capital and use of provisions	16,313	11,206	11,476
Working capital and provisions	72	(80)	1,669
Cash generated from operations	16,385	11,126	13,145
Interest paid, net	(6,120)	(1,108)	(1,122)
Dividends received	139	40	984
Income tax paid	(2,394)	(2,745)	(1,500)
CASH FLOW FROM OPERATING ACTIVITIES	8,010	7,313	11,507
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	599	186
Sale of subsidiaries, net of cash disposed of		640
Proceeds from SAB transaction-related divestitures	11,697	16,342
Acquisition and sale of subsidiaries, net of cash acquired/disposed of		(1,445)	(604)
Acquisition of property, plant and equipment and of intangible assets	(4,081)	(3,960)	(3,998)
Net of tax proceeds from the sale of assets held for sale	16	146	153
Net proceeds from sale/(acquisition) of investment in short-term debt securities	160	(83)	169
Net proceeds from sale/(acquisition) of other assets	(746)	4	173
Net repayments/(payments) of loans granted	43,229	(32,475)	(10,284)
CASH FLOW FROM INVESTING ACTIVITIES	50,582	(19,447)	(14,391)
FINANCING ACTIVITIES
Intra-group capital reimbursements	2,558	2,194	(3,472)
Purchase of non-controllinginterest	(206)	(10)
Proceeds from borrowings	(219)	14,895	12,163
Payments on borrowings	(46,006)	(5,600)	(7,807)
Cash net finance (cost)/income other than interests	(3,055)	370
Other financing activities			1,456
Dividends paid	(1,285)	(10,573)	(3,489)
CASH FLOW FROM FINANCING ACTIVITIES	(48,213)	1,276	(1,149)
Net increase/(decrease) in cash and cash equivalents	10,379	(10,858)	(4,033)
Cash and cash equivalents less bank overdrafts at beginning of year	(740)	8,578	13,383
Effect of exchange rate fluctuations	(1,891)	1,540	(774)
Cash and cash equivalents less bank overdrafts at end of period	7,749	(740)	8,578
Non-Guarantors [member] | SAB [member]
INVESTING ACTIVITIES
Acquisition and sale of subsidiaries, net of cash acquired/disposed of		1,198
Eliminations [member]
OPERATING ACTIVITIES
Profit	(22,387)	(7,348)	(14,979)
Investment income	22,387	7,348	14,979
Working capital and provisions	159	9	(35)
Cash generated from operations	159	9	(35)
Interest paid, net	5,865	25	(68)
Dividends received	(77)	(9,257)	(5,479)
CASH FLOW FROM OPERATING ACTIVITIES	5,947	(9,223)	(5,582)
INVESTING ACTIVITIES
Net repayments/(payments) of loans granted	(45,002)	91,180	23,193
CASH FLOW FROM INVESTING ACTIVITIES	(45,002)	91,180	23,193
FINANCING ACTIVITIES
Proceeds from borrowings	(30,962)	(94,164)	(47,467)
Payments on borrowings	69,783	2,974	24,297
Dividends paid	77	9,257	5,479
CASH FLOW FROM FINANCING ACTIVITIES	38,898	(81,933)	(17,691)
Net increase/(decrease) in cash and cash equivalents	(157)	24	(80)
Effect of exchange rate fluctuations	157	(24)	80
Consolidation [member]
OPERATING ACTIVITIES
Profit	9,183	2,769	9,867
Depreciation, amortization and impairment	4,276	3,477	3,153
Net finance cost	6,507	8,564	1,453
Income tax expense	1,920	1,613	2,594
Other items	(219)	(82)	(341)
Cash flow from operating activities before changes in working capital and use of provisions	21,667	16,341	16,726
Working capital and provisions		(297)	1,337
Cash generated from operations	21,270	16,044	18,063
Interest paid, net	(3,841)	(2,721)	(1,609)
Dividends received	142	43	22
Income tax paid	(2,141)	(3,256)	(2,355)
CASH FLOW FROM OPERATING ACTIVITIES	15,430	10,110	14,121
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	617	211
Sale of subsidiaries, net of cash disposed of	42	653
Proceeds from SAB transaction-related divestitures	11,697	16,342
Taxes on SAB transaction-related divestitures	(3,449)
Acquisition and sale of subsidiaries, net of cash acquired/disposed of		(1,445)	(918)
Acquisition of property, plant and equipment and of intangible assets	(4,741)	(4,979)	(4,749)
Net of tax proceeds from the sale of assets held for sale	16	146	397
Net proceeds from sale/(acquisition) of investment in short-term debt securities	4,337	(5,583)	169
Net proceeds from sale/(acquisition) of other assets	(280)	(27)	217
Net repayments/(payments) of loans granted	213	(229)	(46)
CASH FLOW FROM INVESTING ACTIVITIES	7,854	(60,077)	(4,930)
FINANCING ACTIVITIES
Purchase of non-controllinginterest	(206)	(10)
Proceeds from borrowings	13,352	86,292	16,237
Payments on borrowings	(23,333)	(23,617)	(15,780)
Cash net finance (cost)/income other than interests	(1,541)	(3,484)
Other financing activities			(772)
Share buy back			(1,000)
Dividends paid	(9,275)	(8,450)	(7,966)
CASH FLOW FROM FINANCING ACTIVITIES	(21,004)	50,731	(9,281)
Net increase/(decrease) in cash and cash equivalents	2,280	764	(90)
Cash and cash equivalents less bank overdrafts at beginning of year	8,395	6,910	8,316
Effect of exchange rate fluctuations	(319)	721	(1,316)
Cash and cash equivalents less bank overdrafts at end of period	$ 10,356	8,395	$ 6,910
Consolidation [member] | SAB [member]
INVESTING ACTIVITIES
Acquisition and sale of subsidiaries, net of cash acquired/disposed of		$ (65,166)